Saving Accounts and Time Deposits (Details) - Schedule of saving accounts and time deposits $ in Thousands, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Schedule of saving accounts and time deposits [Abstract]
Time deposits	$ 8,319,165		$ 8,442,536
Term savings accounts	448,257		342,550
Other term balances payable	372,584		114,455
Total	$ 9,140,006	$ 10,719,780	$ 8,899,541